Other Liabilities, Provisions and Commitments - Summary of Other Non-current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 1,169	$ 5,745
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	578	5,476
Security deposits [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 591	$ 269